Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 1,352	$ 1,713	$ 1,776
Arising (released) during the year	659	46	505
Released (used) during the year	(50)	(280)	(467)
Released (unused) during the year	(397)	(127)	101
Total, end of period	1,564	1,352	1,713
Current	32	46	317	$ 548
Non current	1,532	1,306	1,396	$ 1,228
Others
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	664	985	883
Arising (released) during the year	443	75	670
Released (used) during the year	(50)	(269)	(467)
Released (unused) during the year	(397)	(127)	101
Total, end of period	660	664	985
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	688	728	893
Arising (released) during the year	216	(29)	(165)
Released (used) during the year	0	(11)	0
Released (unused) during the year	0	0	0
Total, end of period	$ 904	$ 688	$ 728